VIA EDGAR                                January 9, 2023
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company ("Registrant")
    Symetra Separate Account SL ("Depositor") (File No. 811-04909)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940, that the reports for the underlying funds have been transmitted to contract owners accordingly.

We incorporate by reference the following annual reports for the underlying funds:

Fund Company	1940 Act Registration No.
DFA Investment Dimensions Group Inc.	811-03258

If you have any questions regarding this filing, please contact me at (515) 471-8159.

Sincerely,

/s/ Darlene K. Chandler

Darlene K. Chandler
Senior Vice President and Associate General Counsel